Note 4 - Loans and Related Allowance for Loan and Lease Losses - Major Classifications of Net Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Gross	$ 923,213	$ 609,140
Less: Allowance for loan and lease losses	(7,190)	(6,598)	$ (6,385)
Net loans	916,023	602,542
Commercial And Industrial [Member]
Financing Receivable Gross	101,346	60,630
Less: Allowance for loan and lease losses	(999)	(448)	(867)
Real Estate Construction Porfolio Segment [Member]
Financing Receivable Gross	47,017	23,709
Less: Allowance for loan and lease losses	(313)	(172)	(276)
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable Gross	318,157	270,830
Less: Allowance for loan and lease losses	(1,760)	(2,818)	(3,139)
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Financing Receivable Gross	437,947	249,490
Less: Allowance for loan and lease losses	(4,036)	(3,135)	(2,078)
Consumer Portfolio Segment [Member]
Financing Receivable Gross	18,746	4,481
Less: Allowance for loan and lease losses	$ (82)	$ (25)	$ (25)